Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Disclosure of detailed information about cash and cash equivalents

	December 31,
	2019	2020
	(US$ in millions)
Cash at bank and on hand	$585	$532
Short-term bank deposits	1,886	329
	$2,471	$861